UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 106.1%
Corporate — 0.6%
California Pollution Control Financing Authority, Refunding RB, AMT, 5.00%, 7/01/27	$1,000	$1,072,620
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,872,642

		3,945,262

County/City/Special District/School District — 24.0%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,000	10,678,500
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC) (a):
5.16%, 8/01/36	14,700	4,379,277
5.28%, 8/01/37	11,980	3,295,339
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,096,115
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,100,670
Culver City Redevelopment Finance Authority California, Tax Allocation Bonds, Refunding, Series A (AGM), 5.60%, 11/01/25	3,750	3,763,500
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,460,540
Grossmont-Cuyamaca Community College District Califorina, GO, Refunding, CAB, Election of 2002, Series C (AGC), 4.61%, 8/01/30 (a)	11,225	4,998,605
Los Angeles Community College District California, GO, Election of 2003, Series F-1, 5.00%, 8/01/33	2,500	2,864,175
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,515,550
Merced Union High School District, GO, CAB, Election of 2008, Series C (a):
5.14%, 8/01/33	2,500	871,950
5.26%, 8/01/36	4,100	1,193,592
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,856,350
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	11,226,400
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	18,000	18,000,000
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,604,200

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Rio Hondo Community College District, GO, CAB, Election of 2004, Series C, 4.86%, 8/01/36 (a)	$16,650	$5,319,675
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	310	371,337
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	900	1,030,626
San Jose Financing Authority, RB, Convention Center:
5.75%, 5/01/36	2,560	2,880,179
5.75%, 5/01/42	4,500	5,253,300
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	14,800	14,847,656
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,510,397
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	5,000	5,933,450
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	10,000	10,000,000
West Contra Costa County Unified School District California, GO, Election of 2005, Series A (AGM), 5.00%, 8/01/35	10,000	10,745,100
West Contra Costa Unified School District California, GO, Election of 2010, Series A, 5.25%, 8/01/41	5,390	6,165,244
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	5,226,951

		162,188,678

Education — 13.3%
Anaheim City School District California, GO, Election of 2010 (AGM), 6.25%, 8/01/40	3,750	4,611,825
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,958,350
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/37	6,665	7,709,472
5.00%, 11/01/37	2,000	2,282,960
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,642,496
5.75%, 8/01/35	8,400	10,230,696

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	$8,750	$9,977,625
San Diego Community College District, GO, Election of 2006 (AGM), 5.00%, 8/01/30	8,000	9,122,400
San Jose Evergreen Community College District, GO, Election of 2010, Series A, 5.00%, 8/01/41	5,975	6,869,398
University of California, RB, Series L, 5.00%, 5/15/36	3,030	3,420,537
University of California, Refunding RB:
General, Series A (AMBAC), 5.00%, 5/15/27	5,000	5,122,550
Limited Project, Series G, 5.00%, 5/15/37	21,390	24,934,964

		89,883,273

Health — 15.7%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.25%, 8/01/39	5,000	5,925,600
Series A, 6.00%, 8/01/30	2,270	2,784,677
California Health Facilities Financing Authority, RB:
Adventist Health System, Series A, 5.00%, 3/01/33	3,190	3,210,575
Children’s Hospital, Series A, 5.25%, 11/01/41	8,020	8,925,298
Kaiser Permanente, Series A, 5.25%, 4/01/39	6,570	6,991,465
Providence Health Services, Series B, 5.50%, 10/01/39	4,000	4,572,000
Sutter Health, Series A, 5.25%, 11/15/46	16,000	17,474,240
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,601,062
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	4,385,647
Stanford Hospital, Series A-3, 5.50%, 11/15/40	2,800	3,346,196
California Statewide Communities Development Authority, RB:
Health Facility Memorial Health Services, Series A, 6.00%, 4/01/13 (b)	4,915	5,031,780
Kaiser Permanente, Series A, 5.00%, 4/01/42	14,000	15,506,120
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,100	6,474,235

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D, 5.50%, 7/01/31	$4,650	$5,204,094
City of Newport Beach California, Refunding RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	3,820	4,708,074

		106,141,063

State — 10.0%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,416,955
California State Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,419,177
Pittsburg Unified School District, Refunding RB (AGM), 5.50%, 9/01/46	5,000	5,676,000
State of California, GO:
6.00%, 3/01/33	5,800	7,191,768
6.00%, 4/01/38	28,265	33,965,768
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/41	13,000	14,441,830

		67,111,498

Transportation — 14.8%
City of Fresno California, ARB, Series B, AMT (AGM), 5.50%, 7/01/20	4,455	4,561,920
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	2,775	3,130,894
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	2,985	3,472,122
6.25%, 3/01/34	1,400	1,682,856
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	7,152,338
County of Sacramento California Airport System, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,095	9,106,146
Senior Series B, 5.75%, 7/01/39	2,650	3,021,133
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	15,030,751
Senior Series B, AMT (AGM), 5.25%, 7/01/33	19,530	21,167,590
Los Angeles Department of Airports, RB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	3,064,877
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,454,008

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	$9,650	$11,410,642
San Francisco City & County Airports Commission, Refunding RB, AMT:
Second Series 34E (AGM), 5.75%, 5/01/24	5,000	5,806,050
Second Series A, 5.00%, 5/01/32	1,415	1,587,715
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,943,168

		99,592,210
Utilities — 27.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,593,206
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,352,460
5.00%, 6/01/32	3,000	3,454,680
Cucamonga Valley Water District Financing Authority, RB:
5.00%, 9/01/37	7,705	8,923,160
5.00%, 9/01/42	5,500	6,339,355
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,877,560
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/32	6,990	8,001,803
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
(AGM), 5.00%, 6/01/37	11,190	12,820,383
(AMBAC), 5.00%, 6/01/33	5,000	5,723,750
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,500	2,762,800
Imperial Irrigation District, Refunding RB, System, 5.13%, 11/01/38	9,500	10,447,625
Los Angeles Department of Water & Power, RB, Series A, 5.38%, 7/01/38	10,500	12,234,495
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	16,000	18,868,960
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/13 (b)	8,605	8,980,608
Sacramento Municipal Utility District, RB, Series R:
5.00%, 8/15/13 (b)	12,140	12,591,729
5.00%, 8/15/33	5,360	5,513,028

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego County Water Authority, COP, Refunding, Series A (NPFGC), 5.00%, 5/01/32	$3,495	$3,532,397
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,000	1,149,960
5.25%, 5/15/39	12,815	14,629,604
San Francisco City & County Public Utilities Commission, RB:
Local Water Main Sub-Series C, 5.00%, 11/01/41	5,000	5,728,450
Series B, 5.00%, 11/01/30	10,000	11,931,300
San Francisco City & County Public Utilities Commission, Refunding RB, Series A (NPFGC), 5.00%, 11/01/32	15,000	15,000,000
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,660,348

		187,117,661
Total Municipal Bonds — 106.1%		715,979,645

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

California — 61.6%
County/City/Special District/School District — 33.4%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	13,180	14,361,983
Contra Costa Community College District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/14 (b)	7,800	8,369,478
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,998,029
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	27,840	32,165,501
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,560,671
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	13,484,536
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	12,586,951
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,456,700

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	$9,596	$12,118,382
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/35	8,997	9,834,426
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,917	8,647,634
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/15 (b)	16,518	18,607,186
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,863,000
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	19,708,352
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	23,100	25,218,039
5.00%, 7/01/34	2,499	2,728,484

		225,709,352
Education — 11.6%
Chaffey Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 6/01/15 (b)	9,905	10,717,930
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,453,870
Mount Diablo California Unified School District, GO, 5.00%, 6/01/31	4,000	4,265,000
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	10,160,073
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/13 (b)	17,397	18,017,465
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,887,280
Series O, 5.75%, 5/15/34	11,190	13,438,892

		77,940,510
Transportation — 2.4%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,651,285

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
Transportation (concluded)
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	$10,000	$10,819,900

		16,471,185
Utilities — 14.2%
City of Napa California Water System, RB (AMBAC), 5.00%, 5/01/35	9,100	9,864,764
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	12,070	13,175,009
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	16,582,753
Los Angeles Department of Water & Power, RB, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,465,925
Metropolitan Water District of Southern California, RB, Series A (AGM), 5.00%, 7/01/35	12,870	14,078,364
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,541,962
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	4,500	5,036,985
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	4,000	4,216,000
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	16,740	18,587,259

		95,549,021
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 61.6%		415,670,068
Total Long-Term Investments (Cost – $1,041,439,587) – 167.7%		1,131,649,713

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	10,861,988	10,861,988
Total Short-Term Securities (Cost – $10,861,988) – 1.6%		10,861,988

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $1,052,301,575*) – 169.3%	$1,142,511,701
Liabilities in Excess of Other Assets – (2.8)%	(18,782,366)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (28.9)%	(194,818,447)
VMTP Shares, at Liquidation Value – (37.6)%	(254,000,000)

Net Assets Applicable to Common Shares – 100.0%	$674,910,888

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$857,874,669

Gross unrealized appreciation	$89,942,018
Gross unrealized depreciation	—

Net unrealized appreciation	$89,942,018

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF California Municipal Money Fund	19,427,466	(8,565,478)	10,861,988	—

(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Invest ments[1]	—	$1,131,649,713	—	$1,131,649,713
Short-Term Secu rities	$10,861,988	—	—	10,861,988

Total	$10,861,988	$1,131,649,713	—	$1,142,511,701

[1]See	above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(194,695,014)	—	$(194,695,014)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	—	$(448,695,014)	—	$(448,695,014)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)
under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2012